DORSEY & WHITNEY LLP LETTERHEAD

                             PILLSBURY CENTER SOUTH
                             220 SOUTH SIXTH STREET
                        MINNEAPOLIS, MINNESOTA 55402-1498
                            TELEPHONE: (612) 340-2600
                               FAX: (612) 340-2868

                                BETHANY S. BRAND
                                 (612) 340-6319

                                 July 31, 1998

Securities and Exchange Commission                   VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    First American Investment Funds, Inc.
       File Nos.: 33-16905 and 811-5309

Dear Sir or Madam:

     Pursuant to Rule 497(j), First American Investment Funds, Inc. certifies that:

     (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #38 filed July 24, 1998); and

     (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                           Very truly yours,


                                           /s/ Bethany S. Brand
                                           Bethany S. Brand

cc:   Kathleen Prudhomme